UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10067

Eaton Vance Variable Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

VT Floating-Rate Income Fund

Annual Report

December 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not receive paper copies of the Fund’s annual and semi-annual shareholder reports from the insurance company or plan sponsor unless you specifically request paper copies. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website address to access the report. Instructions for requesting paper copies will be provided by the insurance company, plan sponsor or your financial intermediary, as applicable. Please contact the insurance company, plan sponsor or your financial intermediary, as applicable, or follow instructions included with this disclosure, if any, for more information.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2019

Eaton Vance

VT Floating-Rate Income Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	37

Management and Organization	38

Important Notices	41

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2019

Management’s Discussion of Fund Performance1

Economic and Market Conditions

For the 12-month period ended December 31, 2019, the U.S. floating-rate loan market rebounded from weak performance the previous calendar year, with the S&P/LSTA Leveraged Loan Index (the Index),2 a broad barometer of the U.S. loan market, posting a total return of 8.64%.

Floating-rate loan performance was uneven during the period, with strong returns from the start of 2019 through April, loan-price declines for much of the next six months, and renewed loan-price appreciation in November and December.

Retail investor demand in the asset class was dampened by falling interest rates during the period, which were generally viewed as less favorable for floating-rate instruments. After holding interest rates steady through the first half of 2019, the U.S. Federal Reserve cut the federal funds rate to 2.00%-2.25% in July — its first reduction in over a decade — followed by two additional rate cuts in September and October, to end the period at 1.50%-1.75%. Lower rates are intended to help stimulate economic activity by making borrowing costs relatively more affordable.

For the period as a whole within the Index, higher quality6 loans outperformed lower quality issues with BB-, B-, CCC-, and D-rated (defaulted) loans in the Index returning 9.31%, 8.99%, 3.41%, and -18.22%, respectively. A key driver of performance during the period was the dominance of institutional structured product demand, which had an inherent preference for higher quality paper. The average loan price of the Index began the year at $93.8 and ended at $96.7.

Issuer fundamentals painted a benign picture during the period. The trailing 12-month default rate began 2019 at 1.63% and fell to 1.39% at period-end — less than half the level of the market’s long-term average. Similarly, signs of market stress remained low with the percentage of loans within the Index trading below $80 — often referred to as the distress ratio — representing an average of approximately 4% during the period.

Fund Performance

For the 12-month period ended December 31, 2019, Eaton Vance VT Floating-Rate Income Fund (the Fund) returned 7.08% for Initial Class shares at net asset value (NAV), underperforming its benchmark, the Index, which returned

8.64%. The Index is unmanaged, and returns do not reflect any applicable sales charges, commissions, or expenses.

The Fund has historically tended to maintain underweight exposures, relative to the Index, to lower credit quality segments of the market — positioning that management believes may help the Fund experience limited credit losses over the long run, albeit with a potentially lower average coupon yield than the Index in shorter time frames.

The Fund’s cash position detracted from performance versus the Index. While holding cash benefited performance versus the Index when loan prices were falling during the middle of the period, it detracted from relative results when loan prices rose during the early and late months of the period, and the overall effect of the Fund’s cash position was negative. The Index does not include cash.

Loan selection during the period also detracted from Fund returns relative to the Index, most notably in the home furnishings and financial intermediaries sectors. While loan selection in the electronics/electrical, telecommunications, and leisure goods/activities/movies industries contributed to performance versus the Index, the net effect of loan selection during the period was negative.

The Fund’s overweight exposure to BB-rated loans and underweight exposure to B-rated issues contributed to the Fund’s performance versus the Index. The Fund’s underweight to CCC-rated loans was beneficial to performance versus the Index as well.

The Fund’s underweight exposures to the commodity-related oil and gas and metals & mining industries contributed to relative performance versus the Index, as those sectors trailed the loan market at large.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.

2

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2019

Performance2,3

Portfolio Managers Craig P. Russ, Andrew N. Sveen, CFA, Jeffrey R. Hesselbein, CFA and Michael J. Turgel, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Initial Class at NAV	05/02/2001	05/02/2001	7.08%	3.61%	4.12%
ADV Class at NAV	04/15/2014	05/02/2001	7.47	3.89	4.27
Institutional Class at NAV	05/02/2016	05/02/2001	7.65	4.07	4.36
S&P/LSTA Leveraged Loan Index	—	—	8.64%	4.44%	5.00%

% Total Annual Operating Expense Ratios[4]			Initial Class	ADV Class	Institutional Class
			1.17%	0.92%	0.68%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Initial Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
ADV Class	$10,000	12/31/2009	$15,188	N.A.
Institutional Class	$10,000	12/31/2009	$15,322	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.

3

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2019

Fund Profile

Top 10 Issuers (% of total investments)5

Sprint Communications, Inc.	1.3%

Ziggo Secured Finance BV	1.3

Bausch Health Companies, Inc.	1.2

Reynolds Group Holdings, Inc.	1.2

Infor (US), Inc.	1.1

Hyland Software, Inc.	1.1

Asurion, LLC	1.0

Epicor Software Corporation	1.0

Jaguar Holding Company II	1.0

CenturyLink, Inc.	1.0

Total	11.2%

Top 10 Sectors (% of total investments)5

Electronics/Electrical	15.0%

Business Equipment and Services	8.0

Health Care	7.8

Chemicals and Plastics	4.8

Cable and Satellite Television	4.6

Drugs	4.5

Telecommunications	4.3

Leisure Goods/Activities/Movies	4.1

Industrial Equipment	3.5

Lodging and Casinos	3.4

Total	60.0%

Credit Quality (% of bond and loan holdings)6

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2019

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of ADV Class is linked to Initial Class and the performance of Institutional Class is linked to ADV Class. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.
[6]

Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective November 1, 2019, the Fund is managed by Craig P. Russ, Andrew N. Sveen, Jeffrey R. Hesselbein and Michael J. Turgel.

5

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2019 – December 31, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and to qualified pension and retirement plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would be higher.

	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period* (7/1/19 – 12/31/19)	Annualized Expense Ratio

Actual
Initial Class	$1,000.00	$1,023.60	$6.02	1.18%
ADV Class	$1,000.00	$1,024.90	$4.75	0.93%
Institutional Class	$1,000.00	$1,026.50	$3.37	0.66%

Hypothetical
(5% return per year before expenses)
Initial Class	$1,000.00	$1,019.30	$6.01	1.18%
ADV Class	$1,000.00	$1,020.50	$4.74	0.93%
Institutional Class	$1,000.00	$1,021.90	$3.36	0.66%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2019. Expenses shown do not include insurance-related charges.

6

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2019

Portfolio of Investments

Senior Floating-Rate Loans — 89.4%(1)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 1.2%

Dynasty Acquisition Co., Inc.

Term Loan, 5.94%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	$422	$425,436

IAP Worldwide Services, Inc.

Revolving Loan, 1.42%, (3 mo. USD LIBOR + 5.50%), Maturing July 19, 2021(2)	133	129,544

Term Loan - Second Lien, 8.44%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2020(3)	173	138,254

TransDigm, Inc.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024	3,063	3,076,578

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing May 30, 2025	1,965	1,972,123

Wesco Aircraft Hardware Corp.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing November 30, 2020	1,403	1,404,566

WP CPP Holdings, LLC

Term Loan, 5.68%, (3 mo. USD LIBOR + 3.75%), Maturing April 30, 2025	519	516,588

		$7,663,089

Automotive — 2.2%

American Axle and Manufacturing, Inc.

Term Loan, 4.07%, (USD LIBOR + 2.25%), Maturing April 6, 2024(4)	$1,696	$1,694,342

Autokiniton US Holdings, Inc.

Term Loan, 8.17%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025	616	591,000

Bright Bidco B.V.

Term Loan, 5.40%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)	1,122	669,111

Chassix, Inc.

Term Loan, 7.44%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)	515	475,912

CS Intermediate Holdco 2, LLC

Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing November 2, 2023	1,617	1,531,568

Dayco Products, LLC

Term Loan, 6.16%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023	756	668,728

Garrett LX III S.a.r.l.

Term Loan, 4.45%, (3 mo. USD LIBOR + 2.50%), Maturing September 27, 2025	1,210	1,208,553

Goodyear Tire & Rubber Company (The)

Term Loan - Second Lien, 3.97%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2025	1,325	1,328,312

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Automotive (continued)

IAA, Inc.

Term Loan, 4.06%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026	$461	$464,490

Panther BF Aggregator 2 L.P.

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026	2,893	2,910,202

Tenneco, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	1,337	1,310,772

Thor Industries, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026	459	461,157

TI Group Automotive Systems, LLC

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022	817	821,328

		$14,135,475

Beverage and Tobacco — 0.2%

Flavors Holdings, Inc.

Term Loan, 7.69%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020(3)	$416	$395,251

Term Loan - Second Lien, 11.94%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021(3)	1,000	950,000

		$1,345,251

Brokerage / Securities Dealers / Investment Houses — 0.2%

Clipper Acquisitions Corp.

Term Loan, 3.45%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024	$858	$864,982

OZ Management L.P.

Term Loan, 6.50%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023	90	90,112

		$955,094

Building and Development — 2.9%

Advanced Drainage Systems, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 2.25%), Maturing July 31, 2026	$232	$234,754

American Builders & Contractors Supply Co., Inc.

Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027	4,564	4,584,957

APi Group DE, Inc.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026	1,100	1,110,141

7	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Building and Development (continued)

Brookfield Property REIT, Inc.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	$741	$736,922

CPG International, Inc.

Term Loan, 5.93%, (6 mo. USD LIBOR + 3.75%), Maturing May 5, 2024	1,341	1,347,583

Cushman & Wakefield U.S. Borrower, LLC

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025	2,038	2,048,097

Henry Company, LLC

Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023	292	293,376

NCI Building Systems, Inc.

Term Loan, 5.49%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025	667	666,258

Quikrete Holdings, Inc.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	3,216	3,236,262

RE/MAX International, Inc.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	1,900	1,900,768

Realogy Group, LLC

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025	845	832,994

Summit Materials Companies I, LLC

Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024	368	369,682

Werner FinCo L.P.

Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	1,003	1,002,611

WireCo WorldGroup, Inc.

Term Loan, 6.80%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023	363	345,760

		$18,710,165

Business Equipment and Services — 7.6%

Adtalem Global Education, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025	$296	$295,993

AlixPartners, LLP

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024	748	753,487

Allied Universal Holdco, LLC

Term Loan, 6.05%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026	1,911	1,925,381

Term Loan, 6.05%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026	189	190,632

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)

AppLovin Corporation

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025	$3,820	$3,847,788

ASGN Incorporated

Term Loan, 3.55%, (1 mo. USD LIBOR + 1.75%), Maturing April 2, 2025	574	577,851

Belfor Holdings, Inc.

Term Loan, 5.69%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	423	425,518

BidFair MergeRight, Inc.

Term Loan, 7.24%, (1 mo. USD LIBOR + 5.50%), Maturing January 15, 2027	475	471,438

Bracket Intermediate Holding Corp.

Term Loan, 6.35%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025	741	738,773

Brand Energy & Infrastructure Services, Inc.

Term Loan, 6.24%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024	1,184	1,181,960

Camelot U.S. Acquisition 1 Co.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing October 31, 2026	1,100	1,108,021

Ceridian HCM Holding, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025	2,098	2,114,612

CM Acquisition Co.

Term Loan, 11.94%, (3 mo. USD LIBOR + 10.00%), Maturing July 26, 2023	227	219,734

Cypress Intermediate Holdings III, Inc.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024	3,415	3,436,142

Deerfield Dakota Holding, LLC

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing February 13, 2025	730	729,097

EAB Global, Inc.

Term Loan, 5.74%, (USD LIBOR + 3.75%), Maturing November 15, 2024(4)	933	936,875

EIG Investors Corp.

Term Loan, 5.67%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023	2,539	2,517,622

Garda World Security Corporation

Term Loan, 6.66%, (3 mo. USD LIBOR + 4.75%), Maturing October 30, 2026	1,250	1,258,854

IG Investment Holdings, LLC

Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	1,482	1,488,944

IRI Holdings, Inc.

Term Loan, 6.30%, (USD LIBOR + 4.50%), Maturing December 1, 2025(4)	3,045	2,994,731

8	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)

Iron Mountain, Inc.

Term Loan, 3.55%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	$639	$638,087

KAR Auction Services, Inc.

Term Loan, 4.06%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026	474	478,053

Kronos Incorporated

Term Loan, 4.91%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023	4,936	4,967,272

KUEHG Corp.

Term Loan, 5.69%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025	1,668	1,673,976

Monitronics International, Inc.

Term Loan, 8.30%, (1 mo. USD LIBOR + 6.50%), Maturing March 29, 2024	1,045	875,526

Outfront Media Capital, LLC

Term Loan, 3.49%, (1 mo. USD LIBOR + 1.75%), Maturing November 18, 2026	775	780,189

PGX Holdings, Inc.

Term Loan, 7.05%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	745	397,154

Pre-Paid Legal Services, Inc.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025	358	359,382

Prime Security Services Borrower, LLC

Term Loan, 4.94%, (1 mo. USD LIBOR + 3.25%), Maturing September 23, 2026	979	982,837

Prometric Holdings, Inc.

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025	221	221,218

Red Ventures, LLC

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024	1,236	1,248,240

ServiceMaster Company

Term Loan, 3.56%, (1 mo. USD LIBOR + 1.75%), Maturing November 5, 2026	400	402,122

Spin Holdco, Inc.

Term Loan, 5.25%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	5,743	5,714,689

Trans Union, LLC

Term Loan, 3.55%, (1 mo. USD LIBOR + 1.75%), Maturing November 16, 2026	1,234	1,240,817

WASH Multifamily Laundry Systems, LLC

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	916	897,269

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)

West Corporation

Term Loan, 5.43%, (3 mo. USD LIBOR + 3.50%), Maturing October 10, 2024	$246	$207,825

Term Loan, 5.93%, (3 mo. USD LIBOR + 4.00%), Maturing October 10, 2024	1,424	1,210,571

		$49,508,680

Cable and Satellite Television — 3.9%

Altice France S.A.

Term Loan, 5.74%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026	$495	$497,784

Charter Communications Operating, LLC

Term Loan, 3.55%, (1 mo. USD LIBOR + 1.75%), Maturing February 1, 2027	2,595	2,614,297

CSC Holdings, LLC

Term Loan, 3.99%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025	3,534	3,542,447

Term Loan, 3.99%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	893	896,376

Term Loan, 4.24%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2027	938	944,380

Mediacom Illinois, LLC

Term Loan, 3.38%, (1 week USD LIBOR + 1.75%), Maturing February 15, 2024	310	311,917

Numericable Group S.A.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025	2,352	2,340,091

Telenet Financing USD, LLC

Term Loan, 3.99%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026	3,000	3,021,564

Virgin Media Bristol, LLC

Term Loan, 4.24%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2028	5,725	5,767,938

Ziggo Secured Finance Partnership

Term Loan, 4.24%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025	5,525	5,537,663

		$25,474,457

Chemicals and Plastics — 4.8%

Alpha 3 B.V.

Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024	$1,903	$1,911,176

Aruba Investments, Inc.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022	200	200,283

9	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Chemicals and Plastics (continued)

Axalta Coating Systems US Holdings, Inc.

Term Loan, 3.69%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024	$3,200	$3,211,605

Element Solutions, Inc.

Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing January 31, 2026	569	573,086

Ferro Corporation

Term Loan, 4.19%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	243	243,439

Term Loan, 4.19%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	248	248,732

Term Loan, 4.19%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	292	292,350

Flint Group GmbH

Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021	242	211,700

Flint Group US, LLC

Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021	1,464	1,280,612

Gemini HDPE, LLC

Term Loan, 4.43%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024	740	743,871

Hexion, Inc.

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.50%), Maturing July 1, 2026	1,592	1,601,910

INEOS Enterprises Holdings US Finco, LLC

Term Loan, 5.91%, (3 mo. USD LIBOR + 4.00%), Maturing August 31, 2026	200	200,560

INEOS US Finance, LLC

Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024	1,904	1,907,225

Kraton Polymers, LLC

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025	526	524,783

Messer Industries GmbH

Term Loan, 4.44%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026	1,492	1,502,275

Minerals Technologies, Inc.

Term Loan, 4.06%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)	990	995,536

Momentive Performance Materials, Inc.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing May 15, 2024	2,861	2,844,534

PMHC II, Inc.

Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing March 31, 2025	1,007	896,286

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Chemicals and Plastics (continued)

Pregis TopCo Corporation

Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing July 31, 2026	$475	$475,891

Spectrum Holdings III Corp.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025	246	229,274

Starfruit Finco B.V.

Term Loan, 4.96%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	1,863	1,867,630

Tata Chemicals North America, Inc.

Term Loan, 4.56%, (1 mo. USD LIBOR + 2.75%), Maturing August 7, 2020	536	535,087

Trinseo Materials Operating S.C.A.

Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing September 6, 2024	1,341	1,344,901

Tronox Finance, LLC

Term Loan, 4.61%, (USD LIBOR + 2.75%), Maturing September 23, 2024(4)	2,843	2,851,159

Univar, Inc.

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024	3,924	3,947,062

Venator Materials Corporation

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024	269	267,804

		$30,908,771

Conglomerates — 0.0%(5)

Penn Engineering & Manufacturing Corp.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024	$167	$166,996

		$166,996

Containers and Glass Products — 1.9%

Berry Global, Inc.

Term Loan, 3.72%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022	$1,691	$1,699,644

Term Loan, 4.22%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2026	771	774,606

BWAY Holding Company

Term Loan, 5.23%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	1,374	1,371,422

Flex Acquisition Company, Inc.

Term Loan, 5.09%, (USD LIBOR + 3.00%), Maturing December 29, 2023(4)	2,539	2,523,336

Term Loan, 5.35%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025	1,150	1,143,723

10	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Containers and Glass Products (continued)

Libbey Glass, Inc.

Term Loan, 4.71%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021	$1,371	$1,126,235

Pelican Products, Inc.

Term Loan, 5.24%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025	468	430,445

Reynolds Group Holdings, Inc.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023	2,915	2,928,660

		$11,998,071

Cosmetics / Toiletries — 0.4%

KIK Custom Products, Inc.

Term Loan, 5.79%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023	$1,943	$1,915,319

Prestige Brands, Inc.

Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing January 26, 2024	932	939,936

		$2,855,255

Drugs — 4.2%

Akorn, Inc.

Term Loan, 11.81%, (11.06% cash (1 mo. USD LIBOR + 9.25%), 0.75% PIK), Maturing April 16, 2021	$1,582	$1,519,260

Albany Molecular Research, Inc.

Term Loan - Second Lien, 8.80%, (1 mo. USD LIBOR + 7.00%), Maturing August 30, 2025	500	500,000

Alkermes, Inc.

Term Loan, 3.99%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023	187	186,067

Amneal Pharmaceuticals, LLC

Term Loan, 5.31%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025	3,133	2,833,790

Arbor Pharmaceuticals, Inc.

Term Loan, 6.94%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023	954	846,731

Bausch Health Companies, Inc.

Term Loan, 4.74%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025	5,276	5,314,880

Catalent Pharma Solutions, Inc.

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing May 18, 2026	670	674,125

Endo Luxembourg Finance Company I S.a.r.l.

Term Loan, 6.06%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	4,872	4,641,107

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Drugs (continued)

Horizon Therapeutics USA, Inc.

Term Loan, 3.94%, (1 mo. USD LIBOR + 2.25%), Maturing May 22, 2026	$668	$674,226

Jaguar Holding Company II

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022	6,278	6,318,585

Mallinckrodt International Finance S.A.

Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	3,939	3,211,229

Term Loan, 4.91%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	419	342,457

		$27,062,457

Ecological Services and Equipment — 1.1%

Advanced Disposal Services, Inc.

Term Loan, 3.85%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	$2,666	$2,680,169

EnergySolutions, LLC

Term Loan, 5.69%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025	1,434	1,359,174

GFL Environmental, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025	2,622	2,629,276

Terrapure Environmental Ltd.

Term Loan, Maturing November 25, 2026(6)	300	301,500

US Ecology Holdings, Inc.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing August 14, 2026	200	201,812

		$7,171,931

Electronics / Electrical — 14.7%

Almonde, Inc.

Term Loan, 5.70%, (6 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	$3,017	$3,003,481

Applied Systems, Inc.

Term Loan, 5.19%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024	2,677	2,690,977

Aptean, Inc.

Term Loan, 6.19%, (3 mo. USD LIBOR + 4.25%), Maturing April 23, 2026	447	445,229

Banff Merger Sub, Inc.

Term Loan, 6.05%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025	3,598	3,562,096

CDW, LLC

Term Loan, 3.55%, (1 mo. USD LIBOR + 1.75%), Maturing October 13, 2026	948	954,652

11	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)

Celestica, Inc.

Term Loan, 3.92%, (1 mo. USD LIBOR + 2.13%), Maturing June 27, 2025	$296	$292,668

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025	297	297,279

Cohu, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	1,136	1,129,947

CommScope, Inc.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026	1,372	1,382,185

CPI International, Inc.

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	957	922,073

Datto, Inc.

Term Loan, 6.05%, (1 mo. USD LIBOR + 4.25%), Maturing April 2, 2026	299	301,298

ECI Macola/Max Holding, LLC

Term Loan, 6.19%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	564	565,720

Electro Rent Corporation

Term Loan, 6.94%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024	1,612	1,625,008

Energizer Holdings, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 2.25%), Maturing December 17, 2025	281	282,337

Epicor Software Corporation

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022	6,321	6,372,614

EXC Holdings III Corp.

Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024	343	342,563

Financial & Risk US Holdings, Inc.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	965	974,500

Flexera Software, LLC

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025	877	880,854

Go Daddy Operating Company, LLC

Term Loan, 3.55%, (1 mo. USD LIBOR + 1.75%), Maturing February 15, 2024	2,935	2,954,311

Hyland Software, Inc.

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing July 1, 2024	7,089	7,156,605

Infoblox, Inc.

Term Loan, 6.30%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023	1,479	1,487,444

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)

Infor (US), Inc.

Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022	$7,429	$7,471,032

Informatica, LLC

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022	3,880	3,901,138

MA FinanceCo., LLC

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021	1,995	2,011,601

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	339	340,454

MACOM Technology Solutions Holdings, Inc.

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024	1,290	1,235,512

Marcel LUX IV S.a.r.l.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing March 15, 2026	1,692	1,686,214

Mirion Technologies, Inc.

Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing March 6, 2026	1,018	1,027,942

MKS Instruments, Inc.

Term Loan, 3.55%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2026	259	259,740

MTS Systems Corporation

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	328	330,056

NCR Corporation

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing August 28, 2026	1,198	1,205,739

Seattle Spinco, Inc.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	2,290	2,299,171

SGS Cayman L.P.

Term Loan, 7.32%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	375	372,157

SkillSoft Corporation

Term Loan, 6.95%, (6 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	3,822	2,974,548

SolarWinds Holdings, Inc.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	5,461	5,510,095

Solera, LLC

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	3,914	3,926,462

SS&C Technologies Holdings Europe S.a.r.l.

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	1,002	1,010,245

12	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)

SS&C Technologies, Inc.

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	$790	$797,790

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	1,446	1,457,051

SurveyMonkey, Inc.

Term Loan, 5.38%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	905	908,603

Sutherland Global Services, Inc.

Term Loan, 7.32%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	1,613	1,598,770

Tibco Software, Inc.

Term Loan, 5.71%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2026	1,650	1,659,897

TTM Technologies, Inc.

Term Loan, 4.19%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	850	853,047

Uber Technologies, Inc.

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	3,808	3,810,865

Term Loan, 5.74%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	1,625	1,630,329

Ultimate Software Group, Inc. (The)

Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	1,347	1,355,603

Ultra Clean Holdings, Inc.

Term Loan, 6.30%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	643	644,062

Verifone Systems, Inc.

Term Loan, 5.90%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	2,728	2,700,559

Veritas Bermuda, Ltd.

Term Loan, 6.32%, (USD LIBOR + 4.50%), Maturing January 27, 2023(4)	2,074	2,004,182

Vero Parent, Inc.

Term Loan, 8.16%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024	1,075	1,035,060

Vungle, Inc.

Term Loan, 7.30%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026	499	494,386

Western Digital Corporation

Term Loan, 3.45%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	1,061	1,067,401

		$95,203,552

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Equipment Leasing — 0.6%

Avolon TLB Borrower 1 (US), LLC

Term Loan, 3.51%, (1 mo. USD LIBOR + 1.75%), Maturing January 15, 2025	$2,693	$2,713,079

IBC Capital Limited

Term Loan, 5.65%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023	960	962,807

		$3,675,886

Financial Intermediaries — 2.6%

Apollo Commercial Real Estate Finance, Inc.

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2026	$373	$374,991

Aretec Group, Inc.

Term Loan, 6.05%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025	1,836	1,817,186

Citco Funding, LLC

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023	1,504	1,505,236

Claros Mortgage Trust, Inc.

Term Loan, 4.96%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2026	574	577,864

Ditech Holding Corporation

Term Loan, 0.00%, Maturing June 30, 2022(7)	2,071	858,577

EIG Management Company, LLC

Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025	197	196,869

FinCo. I, LLC

Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022	643	647,412

Focus Financial Partners, LLC

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024	1,527	1,539,656

Franklin Square Holdings L.P.

Term Loan, 4.06%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025	444	446,041

Greenhill & Co., Inc.

Term Loan, 4.99%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024	780	771,225

GreenSky Holdings, LLC

Term Loan, 5.06%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025	1,007	1,009,580

Guggenheim Partners, LLC

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	2,023	2,027,003

Harbourvest Partners, LLC

Term Loan, 3.99%, (1 mo. USD LIBOR + 2.25%), Maturing March 3, 2025	549	551,249

13	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Financial Intermediaries (continued)

LPL Holdings, Inc.

Term Loan, 3.54%, (1 mo. USD LIBOR + 1.75%), Maturing November 12, 2026	$2,000	$2,015,416

Ocwen Loan Servicing, LLC

Term Loan, 6.80%, (1 mo. USD LIBOR + 5.00%), Maturing December 7, 2020	176	175,369

Starwood Property Trust, Inc.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing July 27, 2026	399	402,237

StepStone Group L.P.

Term Loan, 5.84%, (2 mo. USD LIBOR + 4.00%), Maturing March 27, 2025	442	441,572

Victory Capital Holdings, Inc.

Term Loan, 5.35%, (3 mo. USD LIBOR + 3.25%), Maturing July 1, 2026	952	960,033

Virtus Investment Partners, Inc.

Term Loan, 3.94%, (1 mo. USD LIBOR + 2.25%), Maturing June 1, 2024	391	393,209

		$16,710,725

Food Products — 2.1%

Alphabet Holding Company, Inc.

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	$2,470	$2,387,652

Atkins Nutritionals Holdings II, Inc.

Term Loan, 5.73%, (3 mo. USD LIBOR + 3.75%), Maturing July 7, 2024	275	278,438

B&G Foods, Inc.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing September 17, 2026	200	201,495

Del Monte Foods, Inc.

Term Loan, 5.16%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021	1,186	1,059,333

Hearthside Food Solutions, LLC

Term Loan, 5.49%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025	566	562,481

Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	371	371,250

HLF Financing S.a.r.l.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025	615	618,783

Jacobs Douwe Egberts International B.V.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025	2,844	2,858,992

JBS USA Lux S.A.

Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing May 1, 2026	5,215	5,258,053

		$13,596,477

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Food Service — 1.7%

1011778 B.C. Unlimited Liability Company

Term Loan, 3.55%, (1 mo. USD LIBOR + 1.75%), Maturing November 19, 2026	$4,225	$4,235,537

Aramark Services, Inc.

Term Loan, Maturing January 27, 2027(6)	825	830,414

IRB Holding Corp.

Term Loan, 5.22%, (3 mo. USD LIBOR + 3.25%), Maturing February 5, 2025	1,618	1,627,726

NPC International, Inc.

Term Loan, 5.43%, (3 mo. USD LIBOR + 3.50%), Maturing April 19, 2024	634	295,328

Restaurant Technologies, Inc.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	173	174,549

US Foods, Inc.

Term Loan, 3.55%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2023	2,531	2,542,987

Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing September 13, 2026	1,272	1,278,821

		$10,985,362

Food / Drug Retailers — 0.4%

Albertsons, LLC

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing November 17, 2025	$750	$757,327

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2026	906	915,558

Allsup’s Convenience Stores, Inc.

Term Loan, 8.00%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024	475	473,813

Diplomat Pharmacy, Inc.

Term Loan, 6.41%, (3 mo. USD LIBOR + 4.50%), Maturing December 20, 2024	337	328,233

		$2,474,931

Forest Products — 0.0%(5)

Clearwater Paper Corporation

Term Loan, 5.00%, (1 mo. USD LIBOR + 3.25%), Maturing July 26, 2026	$250	$250,937

		$250,937

Health Care — 7.1%

Acadia Healthcare Company, Inc.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022	$160	$160,536

14	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)

Alliance Healthcare Services, Inc.

Term Loan, 6.30%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023	$570	$521,550

athenahealth, Inc.

Term Loan, 6.40%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026	1,489	1,498,662

Athletico Management, LLC

Term Loan, 5.24%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025	470	471,426

Avantor, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024	667	671,641

BioClinica, Inc.

Term Loan, 6.06%, (1 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	461	449,039

BW NHHC Holdco, Inc.

Term Loan, 6.91%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025	763	629,784

Change Healthcare Holdings, LLC

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2024	4,130	4,150,367

CryoLife, Inc.

Term Loan, 5.19%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024	368	369,491

CTC AcquiCo GmbH

Term Loan, 4.66%, (3 mo. USD LIBOR + 2.75%), Maturing March 7, 2025	812	795,537

Da Vinci Purchaser Corp.

Term Loan, Maturing December 3, 2026(6)	300	300,375

Ensemble RCM, LLC

Term Loan, 5.66%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026	399	402,242

Envision Healthcare Corporation

Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	4,110	3,520,682

Gentiva Health Services, Inc.

Term Loan, 5.56%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	1,915	1,927,696

Greatbatch Ltd.

Term Loan, 4.22%, (1 mo. USD LIBOR + 2.50%), Maturing October 27, 2022	1,897	1,901,689

Grifols Worldwide Operations USA, Inc.

Term Loan, 3.74%, (1 mo. USD LIBOR + 2.00%), Maturing November 15, 2027	3,063	3,092,032

Hanger, Inc.

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025	1,229	1,235,763

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)

Inovalon Holdings, Inc.

Term Loan, 5.25%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	$890	$895,587

IQVIA, Inc.

Term Loan, 3.69%, (3 mo. USD LIBOR + 1.75%), Maturing March 7, 2024	553	555,954

Term Loan, 3.69%, (3 mo. USD LIBOR + 1.75%), Maturing January 17, 2025	888	892,340

Medical Solutions, LLC

Term Loan, 6.30%, (1 mo. USD LIBOR + 4.50%), Maturing June 14, 2024	299	298,783

MPH Acquisition Holdings, LLC

Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	3,161	3,126,917

National Mentor Holdings, Inc.

Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing March 9, 2026	22	22,149

Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing March 9, 2026	375	379,113

Navicure, Inc.

Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026	1,150	1,155,031

One Call Corporation

Term Loan, 7.16%, (3 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	898	835,546

Ortho-Clinical Diagnostics S.A.

Term Loan, 5.31%, (3 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	3,937	3,897,726

Parexel International Corporation

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	1,695	1,664,521

Phoenix Guarantor, Inc.

Term Loan, 6.21%, (1 mo. USD LIBOR + 4.50%), Maturing March 5, 2026	1,468	1,477,715

Radiology Partners Holdings, LLC

Term Loan, 6.66%, (USD LIBOR + 4.75%), Maturing July 9, 2025(4)	446	447,904

RadNet, Inc.

Term Loan, 5.51%, (3 mo. USD LIBOR + 3.50%), Maturing June 30, 2023	1,387	1,397,853

Select Medical Corporation

Term Loan, 4.58%, (3 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	2,469	2,477,802

Syneos Health, Inc.

Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024	679	682,546

15	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)

Team Health Holdings, Inc.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	$1,676	$1,363,206

Tecomet, Inc.

Term Loan, 4.99%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2024	1,175	1,179,085

Verscend Holding Corp.

Term Loan, 6.30%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	1,281	1,291,685

		$46,139,975

Home Furnishings — 0.4%

Serta Simmons Bedding, LLC

Term Loan, 5.25%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	$3,987	$2,593,706

		$2,593,706

Industrial Equipment — 3.5%

AI Alpine AT Bidco GmbH

Term Loan, 4.60%, (2 mo. USD LIBOR + 2.75%), Maturing October 31, 2025	$198	$195,030

Altra Industrial Motion Corp.

Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025	555	557,577

Apex Tool Group, LLC

Term Loan, 7.30%, (1 mo. USD LIBOR + 5.50%), Maturing August 1, 2024	1,758	1,735,948

Carlisle Foodservice Products, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025	689	680,133

Clark Equipment Company

Term Loan, 3.69%, (3 mo. USD LIBOR + 1.75%), Maturing May 18, 2024	806	810,660

CPM Holdings, Inc.

Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing November 17, 2025	866	861,197

Delachaux Group S.A.

Term Loan, 6.50%, (3 mo. USD LIBOR + 4.50%), Maturing April 16, 2026	375	371,836

DexKo Global, Inc.

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024	610	608,846

DXP Enterprises, Inc.

Term Loan, 6.54%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023	367	367,479

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Industrial Equipment (continued)

Engineered Machinery Holdings, Inc.

Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing July 19, 2024	$1,347	$1,337,956

Term Loan, 6.19%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024	248	247,913

EWT Holdings III Corp.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024	3,971	3,994,714

Filtration Group Corporation

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025	3,072	3,088,730

Gardner Denver, Inc.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024	974	981,336

LTI Holdings, Inc.

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025	1,410	1,277,507

Term Loan, 6.55%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026	150	137,281

Pro Mach Group, Inc.

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2025	172	170,702

Rexnord, LLC

Term Loan, 3.54%, (1 mo. USD LIBOR + 1.75%), Maturing August 21, 2024	560	563,847

Robertshaw US Holding Corp.

Term Loan, 5.06%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2025	1,719	1,573,228

Shape Technologies Group, Inc.

Term Loan, 4.93%, (3 mo. USD LIBOR + 3.00%), Maturing April 21, 2025	758	684,445

Thermon Industries, Inc.

Term Loan, 5.44%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024	196	197,715

Titan Acquisition Limited

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	2,211	2,178,018

		$22,622,098

Insurance — 3.4%

Alliant Holdings Intermediate, LLC

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025	$1,684	$1,686,469

Term Loan, 4.99%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025	373	374,291

AmWINS Group, Inc.

Term Loan, 4.53%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024	5,185	5,232,014

16	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Insurance (continued)

Asurion, LLC

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022	$2,553	$2,571,124

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023	1,985	1,999,280

Term Loan - Second Lien, 8.30%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025	1,900	1,928,025

Hub International Limited

Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing April 25, 2025	2,204	2,205,725

NFP Corp.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024	2,885	2,878,457

USI, Inc.

Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	2,053	2,055,059

Term Loan, 5.94%, (3 mo. USD LIBOR + 4.00%), Maturing December 2, 2026	1,025	1,030,125

		$21,960,569

Leisure Goods / Activities / Movies — 4.1%

Ancestry.com Operations, Inc.

Term Loan, 6.05%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026	$3,736	$3,682,517

Bombardier Recreational Products, Inc.

Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025	2,869	2,882,256

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing May 23, 2025	723	727,105

ClubCorp Holdings, Inc.

Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024	1,295	1,229,888

Crown Finance US, Inc.

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing February 28, 2025	1,726	1,726,488

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	1,097	1,099,993

Delta 2 (LUX) S.a.r.l.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024	2,684	2,701,398

Emerald Expositions Holding, Inc.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024	791	755,239

Match Group, Inc.

Term Loan, 4.44%, (3 mo. USD LIBOR + 2.50%), Maturing November 16, 2022	317	317,782

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

Motion Finco S.a.r.l.

Term Loan, 0.50%, Maturing November 4, 2026(2)	$49	$49,986

Term Loan, 5.15%, (2 mo. USD LIBOR + 3.25%), Maturing November 13, 2026	376	380,327

NASCAR Holdings, Inc.

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.75%), Maturing October 19, 2026	544	550,346

Playtika Holding Corp.

Term Loan, 7.80%, (1 mo. USD LIBOR + 6.00%), Maturing December 10, 2024	2,450	2,480,625

SeaWorld Parks & Entertainment, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024	2,399	2,411,003

SRAM, LLC

Term Loan, 4.59%, (USD LIBOR + 2.75%), Maturing March 15, 2024(4)	771	777,706

Steinway Musical Instruments, Inc.

Term Loan, 5.49%, (1 mo. USD LIBOR + 3.75%), Maturing February 14, 2025	639	637,827

Travel Leaders Group, LLC

Term Loan, 5.79%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024	2,773	2,788,484

UFC Holdings, LLC

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing April 29, 2026	1,477	1,489,291

		$26,688,261

Lodging and Casinos — 3.4%

Aimbridge Acquisition Co., Inc.

Term Loan, 5.54%, (1 mo. USD LIBOR + 3.75%), Maturing February 2, 2026	$223	$225,548

Aristocrat Technologies, Inc.

Term Loan, 3.72%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024	714	718,148

Boyd Gaming Corporation

Term Loan, 3.85%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023	816	823,129

CityCenter Holdings, LLC

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024	2,806	2,821,393

ESH Hospitality, Inc.

Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing September 18, 2026	2,359	2,382,114

Four Seasons Hotels Limited

Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023	631	637,418

17	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Lodging and Casinos (continued)

Golden Nugget, Inc.

Term Loan, 4.69%, (USD LIBOR + 2.75%), Maturing October 4, 2023(4)	$4,112	$4,132,093

GVC Holdings PLC

Term Loan, 4.45%, (6 mo. USD LIBOR + 2.25%), Maturing March 29, 2024	811	815,967

Hanjin International Corp.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020	375	374,531

MGM Growth Properties Operating Partnership L.P.

Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025	2,053	2,066,081

Playa Resorts Holding B.V.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024	2,097	2,095,056

RHP Hotel Properties, L.P.

Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing May 11, 2024	1,451	1,461,134

Stars Group Holdings B.V. (The)

Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025	3,547	3,583,111

		$22,135,723

Nonferrous Metals / Minerals — 0.3%

Aleris International, Inc.

Term Loan, 6.55%, (1 mo. USD LIBOR + 4.75%), Maturing February 27, 2023	$985	$987,616

Murray Energy Corporation

DIP Loan, 13.00%, (1 mo. USD LIBOR + 11.00%, Floor 2.00%), Maturing July 31, 2020	340	347,747

Term Loan, 0.00%, Maturing October 17, 2022(7)	1,221	270,622

Noranda Aluminum Acquisition Corporation

Term Loan, 0.00%, Maturing February 28, 2020(7)	215	12,910

Oxbow Carbon, LLC

Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023	428	428,569

		$2,047,464

Oil and Gas — 2.8%

Ameriforge Group, Inc.

Term Loan, 8.94%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022	$519	$517,506

Apergy Corporation

Term Loan, 4.42%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025	176	176,188

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Oil and Gas (continued)

Blackstone CQP Holdco L.P.

Term Loan, 5.41%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024	$1,396	$1,405,815

Buckeye Partners L.P.

Term Loan, 4.44%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026	2,000	2,019,584

Centurion Pipeline Company, LLC

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025	223	223,028

CITGO Holding, Inc.

Term Loan, 8.80%, (1 mo. USD LIBOR + 7.00%), Maturing August 1, 2023	200	203,739

CITGO Petroleum Corporation

Term Loan, 6.44%, (3 mo. USD LIBOR + 4.50%), Maturing July 29, 2021	1,225	1,231,684

Term Loan, 6.94%, (3 mo. USD LIBOR + 5.00%), Maturing March 28, 2024	2,605	2,621,596

Delek US Holdings, Inc.

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025	4,007	4,006,652

Fieldwood Energy, LLC

Term Loan, 7.18%, (3 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	761	639,663

McDermott Technology Americas, Inc.

Term Loan, 7.56%, (USD LIBOR + 10.00%), Maturing October 21, 2021(2)(4)	525	537,469

Term Loan, 6.94%, (3 mo. USD LIBOR + 5.00%), Maturing May 9, 2025	1,431	841,812

Prairie ECI Acquiror L.P.

Term Loan, 6.69%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	951	945,575

PSC Industrial Holdings Corp.

Term Loan, 5.49%, (1 mo. USD LIBOR + 3.75%), Maturing October 11, 2024	1,299	1,292,007

Sheridan Investment Partners II L.P.

DIP Loan, 8.76%, (1 mo. USD LIBOR + 7.00%), Maturing March 19, 2020	51	51,037

DIP Loan, 8.76%, (1 mo. USD LIBOR + 7.00%), Maturing March 19, 2020	51	51,037

Term Loan, 0.00%, Maturing December 16, 2020(7)	19	5,736

Term Loan, 0.00%, Maturing December 16, 2020(7)	52	15,381

Term Loan, 0.00%, Maturing December 16, 2020(7)	375	110,572

Sheridan Production Partners I, LLC

Term Loan, 0.00%, Maturing January 17, 2020(7)	42	24,914

Term Loan, 0.00%, Maturing January 17, 2020(7)	69	40,788

Term Loan, 0.00%, Maturing January 17, 2020(7)	522	307,815

18	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Oil and Gas (continued)

UGI Energy Services, LLC

Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026	$771	$775,945

		$18,045,543

Publishing — 0.8%

Ascend Learning, LLC

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	$850	$856,110

Getty Images, Inc.

Term Loan, 6.31%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	1,339	1,344,846

Harland Clarke Holdings Corp.

Term Loan, 6.69%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	877	685,519

LSC Communications, Inc.

Term Loan, 7.12%, (1 week USD LIBOR + 5.50%), Maturing September 30, 2022	488	314,666

ProQuest, LLC

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026	675	676,266

Terrier Media Buyer, Inc.

Term Loan, 6.15%, (3 mo. USD LIBOR + 4.25%), Maturing December 17, 2026	1,325	1,339,906

		$5,217,313

Radio and Television — 2.5%

Cumulus Media New Holdings, Inc.

Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing March 31, 2026	$399	$403,821

Diamond Sports Group, LLC

Term Loan, 5.03%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026	2,344	2,344,125

Entercom Media Corp.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024	1,432	1,446,810

Entravision Communications Corporation

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	582	566,965

Gray Television, Inc.

Term Loan, 3.95%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	139	139,633

Term Loan, 4.20%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	531	534,412

Hubbard Radio, LLC

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025	485	485,168

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Radio and Television (continued)

iHeartCommunications, Inc.

Term Loan, 5.69%, (1 mo. USD LIBOR + 4.00%), Maturing May 1, 2026	$1,036	$1,047,477

Mission Broadcasting, Inc.

Term Loan, 3.94%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	297	298,279

Nexstar Broadcasting, Inc.

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	1,494	1,501,112

Term Loan, 4.45%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	400	402,667

Sinclair Television Group, Inc.

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	2,158	2,162,728

Term Loan, 4.24%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	499	501,166

Townsquare Media, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2022	1,027	1,032,283

Univision Communications, Inc.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	3,432	3,394,839

		$16,261,485

Rail Industries — 0.1%

Genesee & Wyoming, Inc.

Term Loan, 3.91%, (3 mo. USD LIBOR + 2.00%), Maturing December 30, 2026	$700	$707,657

		$707,657

Retailers (Except Food and Drug) — 1.8%

Apro, LLC

Term Loan, 2.00%, Maturing November 14, 2026(2)	$100	$100,875

Term Loan, 5.84%, (2 mo. USD LIBOR + 4.00%), Maturing November 14, 2026	350	353,062

Ascena Retail Group, Inc.

Term Loan, 6.31%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	1,237	848,661

Bass Pro Group, LLC

Term Loan, 6.80%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	880	877,771

BJ’s Wholesale Club, Inc.

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.75%), Maturing February 3, 2024	2,604	2,625,074

Coinamatic Canada, Inc.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	153	150,341

19	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)

David’s Bridal, Inc.

Term Loan, 7.92%, (3 mo. USD LIBOR + 6.00%), Maturing June 30, 2023	$247	$239,786

Global Appliance, Inc.

Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	689	688,626

Hoya Midco, LLC

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	755	753,270

J. Crew Group, Inc.

Term Loan, 4.87%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	1,878	1,532,564

LSF9 Atlantis Holdings, LLC

Term Loan, 7.74%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	680	631,685

PetSmart, Inc.

Term Loan, 5.74%, (1 mo. USD LIBOR + 4.00%), Maturing March 11, 2022	2,222	2,203,870

PFS Holding Corporation

Term Loan, 5.41%, (3 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	1,084	417,292

Pier 1 Imports (U.S.), Inc.

Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	331	89,302

		$11,512,179

Steel — 0.9%

GrafTech Finance, Inc.

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	$2,151	$2,148,299

Neenah Foundry Company

Term Loan, 8.35%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	505	495,024

Phoenix Services International, LLC

Term Loan, 5.49%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	658	623,170

Zekelman Industries, Inc.

Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	2,511	2,518,184

		$5,784,677

Surface Transport — 0.5%

1199169 B.C. Unlimited Liability Company

Term Loan, 5.94%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	$227	$228,729

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Surface Transport (continued)

Agro Merchants NAI Holdings, LLC

Term Loan, 5.69%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	$755	$747,513

Kenan Advantage Group, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	283	281,863

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	1,679	1,671,340

XPO Logistics, Inc.

Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	450	452,437

		$3,381,882

Telecommunications — 4.3%

CenturyLink, Inc.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025	$6,193	$6,225,198

Ciena Corporation

Term Loan, 3.76%, (1 mo. USD LIBOR + 2.00%), Maturing September 26, 2025	891	896,383

Colorado Buyer, Inc.

Term Loan, 4.74%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	1,564	1,389,353

Digicel International Finance Limited

Term Loan, 5.34%, (6 mo. USD LIBOR + 3.25%), Maturing May 28, 2024	562	505,156

Global Eagle Entertainment, Inc.

Term Loan, 9.71%, (USD LIBOR + 7.50%), Maturing January 6, 2023(4)	793	719,307

Intelsat Jackson Holdings S.A.

Term Loan, 5.68%, (6 mo. USD LIBOR + 3.75%), Maturing November 27, 2023	1,000	1,003,250

Term Loan, 6.43%, (6 mo. USD LIBOR + 4.50%), Maturing January 2, 2024	1,300	1,314,219

IPC Corp.

Term Loan, 6.43%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021	596	503,383

Level 3 Financing, Inc.

Term Loan, 3.55%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027	3,323	3,342,755

Onvoy, LLC

Term Loan, 6.30%, (1 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	804	729,429

Plantronics, Inc.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025	989	969,619

20	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Telecommunications (continued)

Sprint Communications, Inc.

Term Loan, 4.31%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	$7,806	$7,754,538

Term Loan, 4.81%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024	644	642,688

Syniverse Holdings, Inc.

Term Loan, 6.85%, (2 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	737	686,522

Telesat Canada

Term Loan, 4.63%, (3 mo. USD LIBOR + 2.75%), Maturing December 7, 2026	975	982,313

		$27,664,113

Utilities — 0.8%

Brookfield WEC Holdings, Inc.

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2025	$2,027	$2,042,919

Calpine Corporation

Term Loan, 4.20%, (3 mo. USD LIBOR + 2.25%), Maturing April 5, 2026	721	726,528

Lightstone Holdco, LLC

Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	46	42,341

Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	815	750,707

Longview Power, LLC

Term Loan, 7.93%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	1,122	613,662

Vistra Operations Company, LLC

Term Loan, 3.54%, (1 mo. USD LIBOR + 1.75%), Maturing December 31, 2025	1,013	1,020,532

		$5,196,689

Total Senior Floating-Rate Loans (identified cost $591,106,808)		$578,812,896

Corporate Bonds & Notes — 4.3%
Security	Principal Amount (000’s omitted)	Value

Automotive — 0.1%

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.

6.25%, 5/15/26(8)	$325	$350,797

		$350,797

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Building and Development — 0.0%(5)

American Builders & Contractors Supply Co., Inc.

4.00%, 1/15/28(8)	$250	$254,212

		$254,212

Business Equipment and Services — 0.3%

Allied Universal Holdco, LLC/Allied Universal Finance Corp.

6.625%, 7/15/26(8)	$225	$242,229

Prime Security Services Borrower, LLC/Prime Finance, Inc.

5.25%, 4/15/24(8)	575	609,549

5.75%, 4/15/26(8)	1,150	1,252,067

		$2,103,845

Cable and Satellite Television — 0.6%

Altice France S.A.

7.375%, 5/1/26(8)	$1,000	$1,075,490

5.50%, 1/15/28(8)	400	411,760

Ziggo B.V.

5.50%, 1/15/27(8)	2,500	2,660,875

		$4,148,125

Containers and Glass Products — 0.7%

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC

5.75%, 10/15/20	$1,866	$1,870,196

5.501%, (3 mo. USD LIBOR + 3.50%), 7/15/21(8)(9)	650	652,275

5.125%, 7/15/23(8)	2,000	2,051,670

		$4,574,141

Drugs — 0.4%

Bausch Health Companies, Inc.

6.50%, 3/15/22(8)	$712	$728,910

7.00%, 3/15/24(8)	925	963,929

5.50%, 11/1/25(8)	575	602,074

		$2,294,913

Electronics / Electrical — 0.3%

CommScope, Inc.

6.00%, 3/1/26(8)	$2,000	$2,131,248

		$2,131,248

21	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Financial Intermediaries — 0.5%

UPCB Finance IV, Ltd.

5.375%, 1/15/25(8)	$3,000	$3,090,255

		$3,090,255

Food / Drug Retailers — 0.1%

Fresh Market, Inc. (The)

9.75%, 5/1/23(8)	$800	$408,000

		$408,000

Health Care — 0.7%

Avantor, Inc.

6.00%, 10/1/24(8)	$3,500	$3,739,103

RegionalCare Hospital Partners Holdings, Inc.

8.25%, 5/1/23(8)	675	714,234

		$4,453,337

Radio and Television — 0.4%

Diamond Sports Group, LLC/Diamond Sports Finance Co.

5.375%, 8/15/26(8)	$500	$506,713

iHeartCommunications, Inc.

6.375%, 5/1/26	47	51,003

8.375%, 5/1/27	85	94,143

5.25%, 8/15/27(8)	150	157,222

4.75%, 1/15/28(8)	200	205,370

Univision Communications, Inc.

5.125%, 2/15/25(8)	1,500	1,486,875

		$2,501,326

Utilities — 0.2%

Calpine Corp.

5.25%, 6/1/26(8)	$700	$730,501

4.50%, 2/15/28(8)	250	252,530

Talen Energy Supply, LLC

6.625%, 1/15/28(8)	375	383,568

		$1,366,599

Total Corporate Bonds & Notes (identified cost $27,038,878)		$27,676,798

Common Stocks — 0.6%
Security	Shares	Value

Aerospace and Defense — 0.0%(5)

IAP Global Services, LLC(3)(10)(11)	24	$306,111

		$306,111

Automotive — 0.1%

Dayco Products, LLC(10)(11)	15,250	$320,250

		$320,250

Business Equipment and Services — 0.0%(5)

Crossmark Holdings, Inc.(10)(11)	3,059	$154,480

		$154,480

Chemicals and Plastics — 0.1%

Hexion Holdings Corp., Class B(10)(11)	30,229	$364,259

		$364,259

Electronics / Electrical — 0.0%(5)

Answers Corp.(3)(11)	20,672	$40,310

		$40,310

Health Care — 0.0%

New Millennium Holdco, Inc.(3)(10)(11)	13,578	$0

		$0

Oil and Gas — 0.2%

AFG Holdings, Inc.(3)(10)(11)	17,136	$776,604

Fieldwood Energy, Inc.(10)(11)	5,122	107,562

Samson Resources II, LLC, Class A(11)	33,971	713,391

Southcross Holdings Group, LLC(3)(10)(11)	44	0

Southcross Holdings L.P., Class A(10)(11)	44	3,212

		$1,600,769

Publishing — 0.0%(5)

ION Media Networks, Inc.(3)(11)	399	$185,116

		$185,116

Radio and Television — 0.1%

Clear Channel Outdoor Holdings, Inc.(10)(11)	19,512	$55,804

Cumulus Media, Inc., Class A(10)(11)	24,069	422,893

iHeartMedia, Inc., Class A(10)(11)	8,298	140,236

		$618,933

22	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Retailers (Except Food and Drug) — 0.1%

David’s Bridal, LLC(3)(10)(11)	17,912	$387,974

		$387,974

Total Common Stocks (identified cost $3,365,850)		$3,978,202

Preferred Stocks — 0.0%(5)
Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%(5)

David’s Bridal, LLC, Series A(3)(10)(11)	494	$39,520

David’s Bridal, LLC, Series B(3)(10)(11)	2,012	162,892

Total Preferred Stocks (identified cost $162,891)		$202,412

Exchange-Traded Funds — 0.6%
Security	Shares	Value

SPDR Blackstone/GSO Senior Loan ETF	76,000	$3,540,080

Total Exchange-Traded Funds (identified cost $3,501,320)		$3,540,080

Warrants — 0.0%
Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Exp. 11/26/22(3)(10)(11)	3,427	$0

Total Warrants (identified cost $0)		$0

Miscellaneous — 0.0%(5)
Security	Shares	Value

Oil and Gas — 0.0%(5)

Paragon Offshore Finance Company, Class A(10)(11)	1,168	$350

Paragon Offshore Finance Company, Class B(10)(11)	584	11,680

Total Miscellaneous (identified cost $12,702)		$12,030

Short-Term Investments — 5.6%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.78%(12)	36,378,249	$36,378,249

Total Short-Term Investments (identified cost $36,377,528)		$36,378,249

Total Investments — 100.5% (identified cost $661,565,977)		$650,600,667

Less Unfunded Loan Commitments — (0.1)%		$(470,578)

Net Investments — 100.4% (identified cost $661,095,399)		$650,130,089

Other Assets, Less Liabilities — (0.4)%		$(2,515,458)

Net Assets — 100.0%		$647,614,631

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At December 31, 2019, the total value of unfunded loan commitments is $474,169. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).

(4)

The stated interest rate represents the weighted average interest rate at December 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	Amount is less than 0.05%.

(6)	This Senior Loan will settle after December 31, 2019, at which time the interest rate will be determined.

(7)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2019, the aggregate value of these securities is $25,661,456 or 4.0% of the Fund’s net assets.

23	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2019

Portfolio of Investments — continued

(9)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2019.

(10)	Non-income producing security.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2019.

Abbreviations:

DIP	–	Debtor In Possession

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

USD	–	United States Dollar

24	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2019

Statement of Assets and Liabilities

Assets	December 31, 2019

Unaffiliated investments, at value (identified cost, $624,717,871)	$613,751,840

Affiliated investment, at value (identified cost, $36,377,528)	36,378,249

Cash	5,776,906

Interest receivable	1,712,551

Dividends receivable from affiliated investment	56,254

Receivable for investments sold	1,499,567

Receivable for Fund shares sold	82,088

Prepaid upfront fees on notes payable	15,050

Prepaid expenses	17,359

Total assets	$659,289,864

Liabilities

Payable for investments purchased	$10,021,094

Payable for Fund shares redeemed	605,855

Payable to affiliates:

Investment adviser fee	314,191

Distribution fees	135,264

Trustees’ fees	8,638

Payable for shareholder servicing fees	248,978

Accrued expenses	341,213

Total liabilities	$11,675,233

Net Assets	$647,614,631

Sources of Net Assets

Paid-in capital	$662,714,655

Accumulated loss	(15,100,024)

Total	$647,614,631

Initial Class Shares

Net Assets	$641,189,255

Shares Outstanding	70,082,297

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.15

ADV Class Shares

Net Assets	$6,424,360

Shares Outstanding	701,566

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.16

Institutional Class Shares

Net Assets	$1,016

Shares Outstanding	111

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.15

25	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2019

Statement of Operations

Investment Income	Year Ended December 31, 2019

Interest and other income	$36,939,568

Dividends	257,273

Dividends from affiliated investment	74,438

Total investment income	$37,271,279

Expenses

Investment adviser fee	$3,900,529

Distribution fees

Initial Class	1,681,890

Shareholder servicing fees

Initial Class	1,664,784

ADV Class	13,875

Trustees’ fees and expenses	38,380

Custodian fee	254,967

Transfer and dividend disbursing agent fees	12,015

Legal and accounting services	158,413

Printing and postage	54,460

Interest expense and fees	233,312

Miscellaneous	40,154

Total expenses	$8,052,779

Net investment income	$29,218,500

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(6,130,250)

Investment transactions — affiliated investment	(327)

Net realized loss	$(6,130,577)

Change in unrealized appreciation (depreciation) —

Investments	$24,544,824

Investments — affiliated investment	721

Net change in unrealized appreciation (depreciation)	$24,545,545

Net realized and unrealized gain	$18,414,968

Net increase in net assets from operations	$47,633,468

26	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2019

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2019	2018

From operations —

Net investment income	$29,218,500	$27,116,978

Net realized gain (loss)	(6,130,577)	2,002,343

Net change in unrealized appreciation (depreciation)	24,545,545	(31,536,462)

Net increase (decrease) in net assets from operations	$47,633,468	$(2,417,141)

Distributions to shareholders —

Initial Class	$(28,983,642)	$(26,925,968)

ADV Class	(253,949)	(177,177)

Institutional Class	(49)	(44)

Total distributions to shareholders	$(29,237,640)	$(27,103,189)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Initial Class	$124,140,140	$290,048,185

ADV Class	2,604,643	3,080,385

Net asset value of shares issued to shareholders in payment of distributions declared

Initial Class	28,983,642	26,925,968

ADV Class	253,949	177,140

Cost of shares redeemed

Initial Class	(242,706,048)	(217,460,863)

ADV Class	(868,731)	(2,786,763)

Net increase (decrease) in net assets from Fund share transactions	$(87,592,405)	$99,984,052

Net increase (decrease) in net assets	$(69,196,577)	$70,463,722

Net Assets

At beginning of year	$716,811,208	$646,347,486

At end of year	$647,614,631	$716,811,208

27	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2019

Financial Highlights

	Initial Class

	Year Ended December 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$8.920	$9.270	$9.260	$8.800	$9.190

Income (Loss) From Operations

Net investment income(1)	$0.393	$0.352	$0.303	$0.314	$0.306

Net realized and unrealized gain (loss)	0.230	(0.352)	0.012	0.460	(0.390)

Total income (loss) from operations	$0.623	$—	$0.315	$0.774	$(0.084)

Less Distributions

From net investment income	$(0.393)	$(0.350)	$(0.305)	$(0.314)	$(0.306)

Total distributions	$(0.393)	$(0.350)	$(0.305)	$(0.314)	$(0.306)

Net asset value — End of year	$9.150	$8.920	$9.270	$9.260	$8.800

Total Return(2)(3)	7.08%	(0.07)%	3.44%	8.95%	(0.99)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$641,189	$712,486	$642,315	$626,950	$534,104

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.19%	1.17%	1.17%	1.18%	1.16	%(4)

Net investment income	4.31%	3.79%	3.26%	3.48%	3.34%

Portfolio Turnover	29%	30%	41%	44%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

28	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2019

Financial Highlights — continued

	ADV Class

	Year Ended December 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$8.920	$9.280	$9.270	$8.810	$9.190

Income (Loss) From Operations

Net investment income(1)	$0.414	$0.374	$0.328	$0.337	$0.328

Net realized and unrealized gain (loss)	0.242	(0.360)	0.010	0.460	(0.379)

Total income (loss) from operations	$0.656	$0.014	$0.338	$0.797	$(0.051)

Less Distributions

From net investment income	$(0.416)	$(0.374)	$(0.328)	$(0.337)	$(0.329)

Total distributions	$(0.416)	$(0.374)	$(0.328)	$(0.337)	$(0.329)

Net asset value — End of year	$9.160	$8.920	$9.280	$9.270	$8.810

Total Return(2)(3)	7.47%	0.07%	3.70%	9.21%	(0.63)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$6,424	$4,324	$4,031	$2,532	$2,410

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.94%	0.92%	0.92%	0.94%	0.91	%(4)

Net investment income	4.53%	4.03%	3.53%	3.73%	3.62%

Portfolio Turnover	29%	30%	41%	44%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

29	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2019

Financial Highlights — continued

	Institutional Class

	Year Ended December 31,			Period Ended December 31, 2016(1)
	2019	2018	2017

Net asset value — Beginning of period	$8.920	$9.270	$9.270	$9.010

Income (Loss) From Operations

Net investment income(2)	$0.441	$0.396	$0.342	$0.240

Net realized and unrealized gain (loss)	0.230	(0.341)	0.002	0.266

Total income from operations	$0.671	$0.055	$0.344	$0.506

Less Distributions

From net investment income	$(0.441)	$(0.405)	$(0.344)	$(0.246)

Total distributions	$(0.441)	$(0.405)	$(0.344)	$(0.246)

Net asset value — End of period	$9.150	$8.920	$9.270	$9.270

Total Return(3)(4)	7.65%	0.52%	3.77%	5.68	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1	$1	$1	$1

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.67%	0.68%	0.68%	0.69	%(6)

Net investment income	4.83%	4.27%	3.69%	3.95	%(6)

Portfolio Turnover	29%	30%	41%	44	%(7)

(1)	For the period from commencement of operations on May 2, 2016 to December 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	For the year ended December 31, 2016.

30	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2019

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance VT Floating-Rate Income Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund offers Initial Class, ADV Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies and qualified pension or retirement plans.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information

31

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2019

Notes to Financial Statements — continued

obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of December 31, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At December 31, 2019, the Fund had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, if an election is made on behalf of a separate account or qualified pension or retirement plan, to receive some or all of the distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended December 31, 2019 and December 31, 2018 was as follows:

	Year Ended December 31,
	2019	2018

Ordinary income	$29,237,640	$27,103,189

32

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2019

Notes to Financial Statements — continued

As of December 31, 2019, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$3,988,992

Deferred capital losses	$(7,828,928)

Net unrealized depreciation	$(11,260,088)

At December 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $7,828,928 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2019, $1,059,844 are short-term and $6,769,084 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$661,390,177

Gross unrealized appreciation	$5,427,378

Gross unrealized depreciation	(16,687,466)

Net unrealized depreciation	$(11,260,088)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.575% of the Fund’s average daily net assets up to $1 billion, 0.525% on net assets of $1 billion but less than

$2 billion, and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. For the year ended December 31, 2019, the investment adviser fee amounted to $3,900,529 or 0.575% of the Fund’s average daily net assets. EVM also serves as administrator of the Fund, but receives no compensation. Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and an affiliate of EVM, received distribution fees (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Initial Class shares (Initial Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Initial Class Plan, the Fund pays EVD a distribution fee of 0.25% per annum of its average daily net assets attributable to Initial Class shares for the sale and distribution of Initial Class shares. Distribution fees paid or accrued to EVD for the year ended December 31, 2019 amounted to $1,681,890. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for services provided to variable contract owners. The Fund, EVM or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

Distribution fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan) for Initial Class and ADV Class. The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker/dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders, including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of its average daily net assets attributable to each class that are subject to shareholder servicing agreements. No shareholder servicing fees are levied on shares owned by EVM, its affiliates, or their respective employees or clients and may be waived under certain other limited conditions. For the year ended December 31, 2019, shareholder servicing fees were equivalent to 0.25% per annum of each class’ average daily net assets and amounted to $1,664,784 and $13,875 for Initial Class and ADV Class, respectively.

33

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2019

Notes to Financial Statements — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $191,749,953 and $287,356,003, respectively, for the year ended December 31, 2019.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended December 31,
Initial Class	2019	2018

Sales	13,587,661	31,202,462

Issued to shareholders electing to receive payments of distributions in Fund shares	3,176,208	2,907,651

Redemptions	(26,586,657)	(23,487,559)

Net increase (decrease)	(9,822,788)	10,622,554

	Year Ended December 31,
ADV Class	2019	2018

Sales	284,516	330,919

Issued to shareholders electing to receive payments of distributions in Fund shares	27,812	19,111

Redemptions	(95,264)	(299,977)

Net increase	217,064	50,053

There were no transactions in Institutional Class shares for the years ended December 31, 2019 and December 31, 2018.

At December 31, 2019, separate accounts of 3 insurance companies each owned more than 10% of the value of the outstanding shares of the Fund aggregating 69.0%.

8  Credit Facility

The Fund participates with other portfolios managed by EVM and its affiliates in a $875 million unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 9, 2020. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is payable on amounts borrowed overnight at the Federal Funds rate plus a margin and for all other amounts borrowed for longer periods at a base rate or LIBOR, plus a margin. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated between the Fund and the other participating portfolios at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $92,000 of amortization of upfront fees paid by the Fund in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at December 31, 2019 is $15,050 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. Because the credit facility is not available exclusively to the Fund and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. The Fund did not have any significant borrowings during the year ended December 31, 2019.

9  Credit Risk

The Fund invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

34

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2019

Notes to Financial Statements — continued

10  Investments in Affiliated Funds

At December 31, 2019, the value of the Fund’s investment in affiliated funds was $36,378,249, which represents 5.6% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the year ended December 31, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC, 1.78%	$—	$49,000,933	$(12,623,078)	$(327)	$721	$36,378,249	$74,438	36,378,249

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$575,326,249	$3,016,069	$578,342,318

Corporate Bonds & Notes	—	27,676,798	—	27,676,798

Common Stocks	983,192	1,298,895	1,696,115	3,978,202

Preferred Stocks	—	—	202,412	202,412

Exchange-Traded Funds	3,540,080	—	—	3,540,080

Miscellaneous	—	12,030	—	12,030

Warrants	—	—	0	0

Short-Term Investments	—	36,378,249	—	36,378,249

Total Investments	$4,523,272	$640,692,221	$4,914,596	$650,130,089

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2019 is not presented.

12  Legal Proceedings

In May 2015, the Fund was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT sought (1) a determination from the Bankruptcy Court that the security interest held by the Term

35

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2019

Notes to Financial Statements — continued

Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Fund was approximately $5,763,000. In April 2019, the parties to the litigation reached a settlement agreement in principle, subject to Court approval. On June 12, 2019, the Court approved the settlement, and all claims and cross claims in the litigation were dismissed on July 2, 2019. The Fund did not suffer any loss to the Fund’s net asset value as a result of the settlement and recovered a portion of the attorney’s fees and costs incurred, which were previously expensed by the Fund.

36

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2019

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Variable Trust and Shareholders of Eaton Vance VT Floating-Rate Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance VT Floating-Rate Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Variable Trust), including the portfolio of investments, as of December 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of December 31, 2019, by correspondence with the custodian, brokers and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 21, 2020

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

37

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2019

Management and Organization

Fund Management.  The Trustees of Eaton Vance Variable Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 159 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 159 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

38

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2019

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015). Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Position(s) with the Trust	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

39

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2019

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

40

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

41

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1939    12.31.19

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance VT Floating-Rate Income Fund (the “Fund”) is a series of Eaton Vance Variable Trust (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 1 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual report.

(a)-(d)

The following table presents the aggregate fees billed to the Fund for the Fund’s fiscal years ended December 31, 2018 and December 31, 2019 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Eaton Vance VT Floating-Rate Income Fund

Fiscal Years Ended	12/31/18	12/31/19
Audit Fees	$77,103	$77,138
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$14,210	$14,423
All Other Fees(3)	$0	$0

Total	$91,313	$91,561

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

	12/31/18	12/31/19
Audit Fees	$77,103	$77,138
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$14,210	$14,423
All Other Fees(3)	$0	$0

Total	$91,313	$91,561

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	12/31/18	12/31/19
Registrant(1)	$14,210	$14,423
Eaton Vance(2)	$126,485	$59,903

(1)	Includes all of the Series in the Trust.
(2)	The investment adviser to the Funds, as well as any of its affiliates that provide ongoing services to the Funds, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 24, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 24, 2020